OTHER EXPENSES (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Other Expenses [Abstract]
Disclosure of other expenses [Table Text Block]
	Year Ended March 31, 2024 $	Year Ended March 31, 2023 $

Automotive	22,540	30,339
Bank fees	4,698	4,833
Dues and subscriptions	49,590	55,799
Freight and delivery	176,423	60,446
Meals and entertainment	49,591	60,863
Other expenses	41,826	41,096
Property taxes	31,862	31,666
Repairs and maintenance	83,795	76,529
Telephone	23,507	19,679
Utilities	20,848	35,039
Total other expenses	504,680	416,289